Leases - Summary of Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	$ 139,548	$ 130,174
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	32,685	30,642
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	33,275	27,147
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	28,033	19,800
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	18,634	16,985
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	11,463	5,987
Later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	$ 15,458	$ 29,613